Goodwill and Intangible Assets (Schedule of Amortization Expense) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Estimated future amortization expense
2019	$ 34,591
2020	33,864
2021	32,974
2022	31,196
2023	$ 28,994